S000093069 [Member] Annual Fund Operating Expenses - AMG GW&K Securitized Bond SMA Shares	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
AMG GW&K Securitized Bond SMA Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[2]
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.21%)	[3]
Net Expenses (as a percentage of Assets)	0.00%	[3]

[1]	Neither AMG Funds LLC (the “Investment Manager”) nor GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) charges a management fee to the Fund. Shareholders should be aware, however, that the Fund is an integral part of separately managed account programs, and the Investment Manager or the Subadviser will be compensated directly or indirectly by sponsors of separately managed account programs (“Program Sponsors”) or program participants for managed account advisory services.
[2]	Expense information has been restated to reflect current fees.
[3]	The Investment Manager has contractually agreed, through at least May 1, 2027, to waive fees and/or pay or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.00% of the average daily net assets attributable to the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.